Schedule of summary of warrants outstanding and exercisable (Details)	6 Months Ended
Aug. 31, 2026 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	4,651,475
Number of warrants exercisable	4,651,475
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	Dec. 31, 2026
Number of warrants outstanding	2,026,475
Number of warrants exercisable	2,026,475
Exercise price | $ / shares	$ 2.50
Weighted average life remaining	3 months 29 days
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	Dec. 30, 2028
Number of warrants outstanding	2,625,000
Number of warrants exercisable	2,625,000
Exercise price | $ / shares	$ 0.40
Weighted average life remaining	2 years 3 months 29 days